CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares Class A Ordinary shares shares	Ordinary shares Class B Ordinary shares shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	(Accumulated deficit) Retained earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Non-controlling interests CNY (¥)
Beginning Balance at Dec. 31, 2020	¥ (463,765)					¥ 818,042	¥ (1,266,848)	¥ (12,817)	¥ (2,142)
Beginning Balance (in shares) at Dec. 31, 2020 | shares			108,100,000	108,000,000
Net income	467,761						472,086		(4,325)
Share-based compensation	15,186					15,186
Exercise of share options	7,352					7,352
Acquisition of a subsidiary	5,000								5,000
Deconsolidation of subsidiaries	(556)								(556)
Foreign currency translation adjustments	(5,229)							(5,137)	(92)
Ending Balance at Dec. 31, 2021	25,749					840,580	(794,762)	(17,954)	(2,115)
Ending Balance (in shares) at Dec. 31, 2021 | shares			108,100,000	108,000,000
Net income	1,180,232						1,179,658		574
Share-based compensation	42,548					42,548
Exercise of share options	2,184				¥ 1,008	1,176
Exercise of share options (in shares) | shares					237,988
Vest of Restricted Share Units					¥ 13,742	(13,742)
Vest of Restricted Share Units (in shares) | shares					3,383,784
Repurchase of ordinary shares	(24,012)				¥ (24,012)
Repurchase of ordinary shares (in shares) | shares					(5,994,368)
Foreign currency translation adjustments	14,802							14,842	(40)
Ending Balance at Dec. 31, 2022	1,241,503				¥ (9,262)	870,562	384,896	(3,112)	(1,581)
Ending Balance (in shares) at Dec. 31, 2022 | shares			108,100,000	108,000,000	(2,372,596)
Net income	1,297,576	$ 182,760					1,297,619		(43)
Dividend to shareholders	(156,674)						(156,674)
Share-based compensation	54,353					54,353
Exercise of share options	¥ 1,274				¥ 4,301	(3,027)
Exercise of share options (in shares) | shares	364,000	364,000			660,950
Vest of Restricted Share Units					¥ 19,956	(19,956)
Vest of Restricted Share Units (in shares) | shares					3,071,438
Repurchase of ordinary shares	¥ (50,438)				¥ (50,438)
Repurchase of ordinary shares (in shares) | shares					(5,329,848)
Foreign currency translation adjustments	(7,133)	$ (1,005)						(7,077)	(56)
Ending Balance at Dec. 31, 2023	¥ 2,380,461	$ 335,281			¥ (35,443)	¥ 901,932	¥ 1,525,841	¥ (10,189)	¥ (1,680)
Ending Balance (in shares) at Dec. 31, 2023 | shares			108,100,000	108,000,000	(3,970,056)